BASIS OF CONSOLIDATION AND INVESTMENTS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investments	R$ 8,028,795	R$ 5,687,217	R$ 5,109,293
Equity Income	599,198	547,570
Comprehensive income	4,584	23,871
Capital increase	1,794,265	150,000
Dividends	(66,510)	(205,190)
Others	(2)	61,673
Transfers	10,043
Equity interests	8,072,501	5,746,011	5,237,177
Investment Property	219,525	202,040	205,954
Total investments in the asset	8,292,026	5,948,051	5,443,131
M R S Logistica [Member]
IfrsStatementLineItems [Line Items]
Investments	3,382,093	2,799,168	2,381,607
Equity Income	583,027	529,211
Comprehensive income	(102)
Dividends		(126,163)
Others		14,513
Fair Value M R S [Member]
IfrsStatementLineItems [Line Items]
Investments	480,622	480,622	480,622
Fair Value M R S Amortization [Member]
IfrsStatementLineItems [Line Items]
Investments	(117,464)	(105,719)	(93,971)
Equity Income	(11,745)	(11,748)
Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Investments	2,916,482	1,137,345	1,160,944
Equity Income	(18,129)	(23,599)
Comprehensive income	4,686
Capital increase	1,792,580
Fair Value Transnordestina [Member]
IfrsStatementLineItems [Line Items]
Investments	659,106	659,106	659,106
Arvedi Metalferdo Brasil [Member]
IfrsStatementLineItems [Line Items]
Investments	34,601	35,257	35,488
Equity Income	(656)	(231)
Panatlantica S. A. [Member]
IfrsStatementLineItems [Line Items]
Investments	219,555	225,766
Equity Income	13,268	19,233
Comprehensive income		23,871
Capital increase		150,000
Dividends	(19,477)	(46,075)
Others	(2)	78,737
Equibras S. A [Member]
IfrsStatementLineItems [Line Items]
Investments	39,054	31,733
Equity Income	9,508
Dividends	(2,187)
Indirect Interest In Affiliates C E E E G [Member]
IfrsStatementLineItems [Line Items]
Investments	144,250	146,753	165,891
Equity Income	42,343	44,049
Dividends	(44,846)	(31,610)
Others		(31,577)
Fair Value Indirect Participation C E E E G [Member]
IfrsStatementLineItems [Line Items]
Investments	319,709	319,709	319,709
Fair Value Amortization Indirect Participation C E E E G [Member]
IfrsStatementLineItems [Line Items]
Investments	(60,941)	(42,523)	(23,896)
Equity Income	(18,418)	(18,627)
Globaldot [Member]
IfrsStatementLineItems [Line Items]
Investments	11,728
Capital increase	1,685
Transfers	10,043
Others [Member]
IfrsStatementLineItems [Line Items]
Investments	43,706	58,794	49,149
Capital increase	(9)	5,494
Others	2	4,151
Transfers	(10,043)
Write-offs	(5,038)
Other Participations [Member]
IfrsStatementLineItems [Line Items]
Investments	43,706	58,794	127,886
Capital increase	(9)	5,494
Others	2	(74,586)
Transfers	(10,043)
Write-offs	(5,038)
Total Shareholdings [Member]
IfrsStatementLineItems [Line Items]
Investments	8,072,501	5,746,011	5,237,179
Equity Income	599,198	547,570
Comprehensive income	4,584	23,871
Capital increase	1,794,256	155,494
Dividends	(66,510)	(205,190)
Others		(12,913)
Write-offs	R$ (5,038)
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Investments		31,733	23,793
Equity Income		9,282
Dividends		(1,342)
Fair Value Investments Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Investments			R$ 78,737
Others		R$ (78,737)